Schedule of investments
Macquarie Tax-Free New York Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.52%
Education Revenue Bonds — 13.97%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 931,610
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	458,945
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,146,129
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,000,000	999,440
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,529,881
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	486,725
144A 5.75% 6/1/62 #	1,805,000	1,724,479
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	487,945
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	553,924
5.00% 7/1/42	1,365,000	1,366,351
(Manhattan College Project) 4.00% 8/1/42	500,000	408,985
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	218,320
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	955,000	932,252
144A 5.75% 2/1/49 #	500,000	465,355
(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	765,000	583,978
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	897,380
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,046,298
144A 5.00% 7/1/46 #	1,000,000	966,680
NQ- VS [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	$ 1,715,780
Series A 144A 5.00% 7/1/59 #	350,000	295,295
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	657,427
Series A 144A 5.00% 6/1/59 #	1,000,000	911,570
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	1,849,940
Series A 5.00% 7/1/53	1,000,000	1,015,140
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,638,157
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,670,100
(Cornell University) Series A 5.50% 7/1/54	3,500,000	3,717,595
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,030,780
Series A 5.50% 5/1/49	1,000,000	1,018,610
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	244,977
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,061,310
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	750,450
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	733,475
Series A 5.00% 10/15/50	1,575,000	1,465,128
		37,340,411
2    NQ- VS [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 6.03%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	$ 993,330
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,404,058
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/38	2,000,000	2,060,020
5.00% 9/1/42	1,500,000	1,507,770
Series A 5.25% 9/1/54	1,750,000	1,811,758
Series B 5.00% 9/1/41	1,065,000	1,070,442
New York Power Authority Revenue
4.00% 11/15/40 (AG)	1,000,000	970,740
Series A 5.125% 11/15/58 (AG)	3,555,000	3,616,253
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	35,669
Series A 6.75% 7/1/36 ‡	625,000	342,969
Series AAA 5.25% 7/1/25 ‡	35,000	19,206
Series TT 5.00% 7/1/32 ‡	1,120,000	614,600
Series WW 5.25% 7/1/33 ‡	195,000	107,006
Series WW 5.50% 7/1/17 ‡	420,000	229,425
Series WW 5.50% 7/1/19 ‡	330,000	180,262
Series XX 4.75% 7/1/26 ‡	40,000	21,950
Series XX 5.25% 7/1/40 ‡	1,430,000	784,712
Series ZZ 4.75% 7/1/27 ‡	30,000	16,463
Series ZZ 5.00% 7/1/19 ‡	570,000	311,362
Series ZZ 5.25% 7/1/24 ‡	50,000	27,313
		16,125,308
Healthcare Revenue Bonds — 7.33%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	245,200
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	884,650
Series B 4.00% 7/1/49	2,000,000	1,683,320
NQ- VS [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	$ 250,000
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,382,108
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,080
New York City, New York Trust for Cultural Resources Revenue
(American Museum of Natural History) Series A 5.00% 7/15/54	1,500,000	1,546,215
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	516,495
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	925,340
Series A 4.00% 9/1/45	2,000,000	1,700,520
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,002,910
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	2,082,450
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	684,341
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	431,605
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	372,596
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	712,860
4    NQ- VS [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	$ 560,911
Series A 144A 5.00% 7/1/56 #	1,000,000	869,460
		19,576,061
Housing Revenue Bonds — 4.72%
City of New York, New York Housing Development Corporation Multi-family Mortgage Revenue
(8 Spruce Street) Series E 4.375% 12/15/43	1,000,000	1,015,250
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,719,235
(8 Spruce Street) Series RE 5.25% 12/15/43	1,000,000	1,016,760
(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	2,012,600
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,132,246
Series B-1 5.30% 11/1/53	2,000,000	2,033,000
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,688,860
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	994,480
		12,612,431
Industrial Development Revenue/Pollution ControlRevenue Bonds — 8.28%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	2,934,978
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	3,079,292
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,045,000	1,050,444
NQ- VS [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	$ 807,820
Series A 3.00% 3/1/49 (AG)	3,440,000	2,423,377
Series A 4.00% 3/1/45 (AG)	1,900,000	1,710,418
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,586,130
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	1,500,000	1,399,170
5.00% 1/1/36 (AMT)	2,015,000	2,014,899
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,347,663
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,279,600
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,850,999
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	655,418
		22,140,208
Lease Revenue Bonds — 4.85%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,120,765
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	3,800,000	3,696,108
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	499,970
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,500,825
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,632,125
6    NQ- VS [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	$ 2,143,907
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,375,920
		12,969,620
Local General Obligation Bonds — 3.07%
New York City, New York
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,542,465
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,550,835
Series C-1 5.25% 9/1/46	1,500,000	1,569,195
Series D 4.00% 4/1/50	1,825,000	1,581,527
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	924,922
Series G-1 5.25% 2/1/50	1,000,000	1,041,520
		8,210,464
Resource Recovery Revenue Bond — 0.51%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,361,370
		1,361,370
Special Tax Revenue Bonds — 26.59%
Commonwealth of Puerto Rico Revenue
1.784% 11/1/51 •	760,650	466,849
(Subordinate)
3.127% 11/1/43 •	5,809,766	3,493,122
3.799% 11/1/51 •	911,176	470,395
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,221,920	5,013,880
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	196,252
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	901,120
Series A 4.00% 2/15/47	1,220,000	1,089,399
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	510,495
NQ- VS [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	5,220,000	$ 5,298,196
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,472,780
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 5/1/46	2,570,000	2,633,042
Series 1 5.00% 2/1/48	1,245,000	1,270,099
Series 1 5.25% 2/1/53	3,000,000	3,108,210
Series D 5.50% 5/1/52	1,000,000	1,060,350
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,003,940
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	3,000,000	2,071,500
Series E 4.00% 3/15/48	1,000,000	864,100
New York State Dormitory Authority Revenue
Series A 5.25% 3/15/52	1,500,000	1,558,050
New York State Dormitory Authority Sales Tax Revenue
Series A 5.00% 3/15/52	2,500,000	2,548,425
New York State Housing Finance Agency Revenue
Series 1 5.00% 6/15/54	1,000,000	1,000,380
New York State Thruway Authority State Personal Income Tax Revenue
Series C 5.00% 3/15/55	1,000,000	1,006,530
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,200,550
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,555,949
New York Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,071,240
(Climate Bond Certified - Green Bonds) Series B-1 5.25% 5/15/54	2,440,000	2,520,471
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,048,620
8    NQ- VS [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	$ 1,748,820
Series A 4.00% 5/15/57	1,000,000	830,700
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,584,075
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,455,897
Series A-1 4.55% 7/1/40	444,000	423,585
Series A-1 4.75% 7/1/53	3,070,000	2,811,475
Series A-1 5.00% 7/1/58	7,400,000	6,952,670
Series A-1 5.974% 7/1/51 ^	6,855,000	1,618,260
Series A-2 4.536% 7/1/53	1,330,000	1,152,498
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 12/1/50	2,000,000	2,034,960
		71,046,884
State General Obligation Bonds — 1.83%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,484,077
Series A-1 4.00% 7/1/46	2,230,000	1,834,130
New York State Environmental Facilities Revenue
(Green Bonds) Series B 5.25% 9/15/52	1,500,000	1,567,020
		4,885,227
Transportation Revenue Bonds — 16.93%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	3,031,410
MTA Hudson, New York Rail Yards Trust Obligations
Series A 5.00% 11/15/56	1,210,000	1,179,375
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,201,350
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	646,350
Series A 5.25% 11/15/55	1,000,000	1,022,260
Series B 4.00% 11/15/43	1,000,000	884,440
Series B 4.00% 11/15/44	1,000,000	875,390
Series B 5.00% 11/15/52	1,000,000	973,940
NQ- VS [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series E 4.00% 11/15/45	1,500,000	$ 1,292,745
Subordinate Series C-1 5.25% 11/15/55	1,910,000	1,938,746
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,538,160
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,389,240
Series P 5.25% 1/1/54	500,000	519,160
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,333,200
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	2,750,000	2,763,392
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AG) (AMT)	1,350,000	1,337,256
5.375% 6/30/60 (AMT)	2,000,000	1,991,000
5.50% 6/30/60 (AMT)	1,700,000	1,702,822
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds) Series A 5.50% 12/31/54 (AMT)	2,500,000	2,505,000
(John F. Kennedy International Airport Terminal Four Project) 5.00% 12/1/38 (AMT)	340,000	345,464
(John F. Kennedy International Airport Terminal Six Redevelopment Project-Green Bonds) Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,335,585
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,020
Series A 5.25% 1/1/50 (AMT)	1,000,000	974,370
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,113,880
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport) Series A 5.00% 4/1/35 (AMT)	775,000	789,051
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	4,000,000	3,274,040
Series 244 5.00% 7/15/54	1,500,000	1,531,620
Series 248 5.00% 1/15/55	1,500,000	1,531,695
10    NQ- VS [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Revenue
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	$ 2,209,460
		45,230,421
Water & Sewer Revenue Bonds — 4.41%
New York City Municipal Water Finance Authority Revenue
(Second General Resolution) Subseries AA-1 3.50% 6/15/48	400,000	314,156
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	1,500,000	1,561,575
Series BB 5.25% 6/15/54	1,000,000	1,038,810
(Second General Resolution)
4.00% 6/15/41	1,515,000	1,420,146
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	864,370
Series AA 5.25% 6/15/53	3,825,000	3,976,661
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,500,000	2,622,675
		11,798,393
Total Municipal Bonds (cost $274,871,451)		263,296,798

Short-Term Investments — 1.24%
Variable Rate Demand Notes — 1.24%
New York City, New York
Fiscal 2018 Subordinate Series E-5 3.00% 3/1/48 (LOC - TD Bank, N.A.)¤	1,100,000	1,100,000
Fiscal 2023 Subordinate Series A-4 3.00% 9/1/49 (SPA - TD Bank, N.A.)¤	200,000	200,000
NQ- VS [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Tax-Free New York Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York
Series D4 3.00% 8/1/40 (LOC - TD Bank, N.A.)¤	2,000,000	$ 2,000,000
Total Short-Term Investments (cost $3,300,000)		3,300,000
Total Value of Securities—99.76% (cost $278,171,451)		266,596,798

Receivables and Other Assets Net of Liabilities—0.24%		645,401
Net Assets Applicable to 26,500,512 Shares Outstanding—100.00%		$267,242,199
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $27,964,387, which represents 10.46% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
12    NQ- VS [0525] 0725 (4640150)

Summary of abbreviations: (continued)
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- VS [0525] 0725 (4640150)    13